Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Reflected in the Balance Sheet	At September 30, 2023 and December 31, 2022, the Class A ordinary shares reflected in the balance sheet is reconciled in the following table:
Gross proceeds July 20, 2021	$200,000,000
Less:
Initial fair value of the over-allotment liability	(190,208)
Fair value of Public Warrants at issuance	(10,800,000)
Class A shares issuance costs	(12,820,810)
Plus:
Remeasurement of carrying value to redemption value	25,817,320
Class A ordinary shares subject to possible redemption at December 31, 2021	202,006,302
Plus:
Remeasurement of carrying value to redemption value	2,920,785
Extension payment paid by Sponsor through a note	1,000,000
Class A ordinary shares subject to possible redemption at December 31, 2022	$205,927,087
Less:
Redemption of Class A ordinary shares	(181,681,691)
Plus:
Remeasurement of carrying value to redemption value	1,646,951
Extension payment paid by Sponsor through a note	1,081,948
Class A ordinary shares subject to possible redemption at September 30,2023	$26,974,295
At December 31, 2022 and December 31, 2021 the Class A ordinary shares reflected in the balance sheet is reconciled in the following table:
Gross proceeds July 20, 2021	$200,000,000
Less:
Initial fair value of the over-allotment liability	(190,208)
Fair value of Public Warrants at issuance	(10,800,000)
Class A shares issuance costs	(12,820,810)
Plus:
Remeasurement of carrying value to redemption value	25,817,320
Class A ordinary shares subject to possible redemption at December 31, 2021	202,006,302
Plus:
Remeasurement of carrying value to redemption value	2,920,785
Extension payment paid by Sponsor through a note	1,000,000
Class A ordinary shares subject to possible redemption at December 31, 2022	$205,927,087

Schedule of Basic and Diluted Net Income Per Ordinary Share	The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):
	For the nine months ended September 30, 2023		For the nine months ended September 30, 2022
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$1,075,543	$(697,661)	$7,146,533	$1,485,410
Denominator:
Weighted average shares outstanding	4,095,170	5,000,000	20,000,000	5,000,000
Basic and diluted net income (loss) per share	$0.26	$(0.14)	$0.36	$0.30
	For the three months ended September 30, 2023		For the three months ended September 30, 2022
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$227,370	$(275,902)	$1,173,995	$65,555
Denominator:
Weighted average shares outstanding	2,528,906	5,000,000	20,000,000	5,000,000
Basic and diluted net income (loss) per share	$0.09	$(0.06)	$0.06	$0.01
The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):
	For the year ended December 31, 2022		For the period February 2, 2021 (Inception) to December 31, 2021
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Basic and diluted net income per share:
Numerator:
Allocation of net income	$8,589,153	$1,417,092	$5,731,334	2,897,424
Denominator:
Weighted average shares outstanding	20,000,000	5,000,000	9,879,518	5,000,000
Basic and diluted net income per share	$0.43	$0.28	$0.58	$0.58